Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 3,586,965	₩ 3,776,354	₩ 2,304,784
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,410,703	8,812,457
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(5,773,902)	(4,993,784)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(49,836)	(42,319)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,176,940	2,580,828	1,103,517
Frequency usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,843,955	4,843,955
Frequency usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,667,015)	(2,263,127)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,750	20,834	26,576
Land usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	65,841	65,148
Land usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(50,091)	(44,314)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	111,347	121,200	116,542
Industrial rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	166,082	160,897
Industrial rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(54,735)	(39,697)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,103	4,871	7,472
Development costs [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	140,460	141,727
Development costs [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(134,828)	(136,446)
Development costs [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,529)	(410)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	36,451	41,788	48,019
Facility usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	153,438	151,906
Facility usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(116,987)	(110,118)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,035	6,652	7,175
Customer relations [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	20,796	19,742
Customer relations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(16,761)	(13,090)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	73,614	74,039	91,507
Club memberships [Member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	108,382	113,161
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(34,768)	(39,122)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,164,725	926,142	₩ 903,976
Other [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,911,749	3,315,921
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,733,485)	(2,386,992)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (13,539)	₩ (2,787)